                         Table of Contents

                                  OVERVIEW
                    LETTER TO SHAREHOLDERS       1
                         ECONOMIC SNAPSHOT       2
           Q&A WITH YOUR PORTFOLIO MANAGER       4
                         GLOSSARY OF TERMS       7

                            BY THE NUMBERS
                   YOUR FUND'S INVESTMENTS       8
                      FINANCIAL STATEMENTS      10
             NOTES TO FINANCIAL STATEMENTS      14
            REPORT OF INDEPENDENT AUDITORS      17

                    VAN KAMPEN INVESTMENTS
            THE VAN KAMPEN FAMILY OF FUNDS      18
 BOARD OF TRUSTEES AND IMPORTANT ADDRESSES      19
           TRUSTEE AND OFFICER INFORMATION      20

You have a time-tested partner in Van Kampen.

This report must be preceded or accompanied by a prospectus for the fund being offered.
              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

 OVERVIEW

LETTER TO SHAREHOLDERS
July 22, 2002

Dear Shareholder,

Due to events in the markets and the well-publicized controversies surrounding certain companies, the recent months have been challenging for many investors.

Against this backdrop, you may be re-evaluating your investments. In this regard, your financial advisor is a particularly valuable resource. Your advisor can help you review your current asset allocation and determine whether it remains appropriate for your goals, risk tolerance and time horizon.

You also have a time-tested partner in Van Kampen. With roots extending to 1927, our legacy spans other market downturns and periods of uncertainty. While the causes of turbulence have changed, our generations of experience have taught us the enduring value of patience, discipline and long-term focus.

                  Thank you for your continued trust in Van Kampen. We appreciate the opportunity to help you and your loved ones enjoy life's true wealth--family, friends and life's daily pleasures.

Sincerely,

[SIG]
Richard F. Powers, III
President and CEO
Van Kampen Investment Advisory Corp.

ECONOMIC SNAPSHOT

THE ECONOMY
OVERALL ECONOMIC ACTIVITY INCREASED MODESTLY IN JUNE, CONTINUING THE TREND THAT HAS BEEN EVIDENT THROUGHOUT 2002.

SIGNS OF GROWTH WERE EVIDENT IN MANY OF THE STATISTICAL MEASURES RELEASED THROUGHOUT THE MONTH. FOR EXAMPLE, MANUFACTURING ACTIVITY, WHICH SLOWLY GAINED MOMENTUM IN RECENT MONTHS, CLIMBED TO ITS HIGHEST LEVEL SINCE JUNE 1999.

AND, DESPITE LESS-THAN-ANTICIPATED EMPLOYMENT GROWTH AND INCREASING UNCERTAINTY IN WORLD ECONOMICS AND POLITICS, U.S. CONSUMERS CONTINUED TO SUPPORT DOMESTIC GROWTH THROUGH THE PURCHASE OF HOUSES, CARS AND EVERYDAY MERCHANDISE AND SERVICES.

FINALLY, AS IF ACKNOWLEDGING HOW FAR THE ECONOMY HAS COME--AND HOW FAR IT STILL HAS TO GO--THE FEDERAL RESERVE BOARD CHOSE TO LEAVE SHORT-TERM INTEREST RATES AT THE REMARKABLY LOW LEVELS THAT PREVAILED THROUGHOUT THE FIRST HALF OF 2002.

U.S. GROSS DOMESTIC PRODUCT

SEASONALLY ADJUSTED ANNUALIZED RATES

(March 31, 2000--March 31, 2002)

[BAR GRAPH]

                                                                      U.S. GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
Mar 00                                                                            4.8%
Jun 00                                                                            5.7%
Sep 00                                                                            1.3%
Dec 00                                                                            1.9%
Mar 01                                                                            1.3%
Jun 01                                                                            0.3%
Sep 01                                                                           -1.3%
Dec 01                                                                            1.7%
Mar 02                                                                            6.1%

Source: Bureau of Economic Analysis

INTEREST RATES AND INFLATION

(June 30, 2000--June 30, 2002)

[LINE GRAPH]

                                                                       INTEREST RATES                       INFLATION
                                                                       --------------                       ---------
Jun 00                                                                      6.50%                              3.7%
                                                                            6.50%                              3.7%
                                                                            6.50%                              3.4%
Sept 00                                                                     6.50%                              3.5%
                                                                            6.50%                              3.4%
                                                                            6.50%                              3.4%
Dec 00                                                                      6.50%                              3.4%
                                                                            5.50%                              3.7%
                                                                            5.50%                              3.5%
Mar 01                                                                      5.00%                              2.9%
                                                                            4.50%                              3.3%
                                                                            4.00%                              3.6%
Jun 01                                                                      3.75%                              3.2%
                                                                            3.75%                              2.7%
                                                                            3.50%                              2.7%
Sept 01                                                                     3.00%                              2.6%
                                                                            2.50%                              2.1%
                                                                            2.00%                              1.9%
Dec 01                                                                      1.75%                              1.6%
                                                                            1.75%                              1.1%
                                                                            1.75%                              1.1%
Mar 02                                                                      1.75%                              1.5%
                                                                            1.75%                              1.6%
                                                                            1.75%                              1.2%
Jun 02                                                                      1.75%                              1.1%

Interest rates are represented by the closing midline federal funds target rate on the last day of each month. Inflation is indicated by the annual percentage change of the Consumer Price Index for all urban consumers at the end of each month.

Source: Bloomberg

                                                                         [PHOTO]

Q & A WITH YOUR PORTFOLIO MANAGER

WE RECENTLY SPOKE WITH THE PORTFOLIO MANAGER OF THE VAN KAMPEN TAX FREE MONEY FUND ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE FUND'S RETURN DURING THE 12-MONTH PERIOD ENDED JUNE 30, 2002. MICHAEL BIRD, PORTFOLIO MANAGER, HAS MANAGED THE FUND SINCE 1999 AND HAS WORKED IN THE INVESTMENT INDUSTRY SINCE 1993. THE FOLLOWING DISCUSSION REFLECTS HIS VIEWS ON THE FUND'S PERFORMANCE.

Q   WHAT WAS THE MARKET
    ENVIRONMENT OF THE PAST 12 MONTHS?

A   The financial markets over the
past 12 months have been highly volatile. The market tone on the short end of the yield curve was set by the ongoing easing of the Federal Reserve Board in response to the slowing U.S. economy. The Fed's aggressive policy of cutting rates at nearly every meeting appeared to be taking effect toward the end of 2001, as investor expectations turned to an imminent recovery in the economy.

    While the Fed has since switched to a neutral stance, those expectations of economic recovery continued into the second half of the period as the economy showed some signs of turning the corner. Sentiment turned decidedly more negative in the waning months of the period, however, as ongoing geopolitical turmoil, a wave of corporate accounting scandals and signs of deteriorating consumer confidence have combined to keep the markets volatile.

    Issuance was strong throughout the period as municipalities moved to take advantage of low short-term interest rates. Many have capitalized on low financing costs to restructure their existing debt. Others have been prompted to turn to the capital markets by internal budget shortfalls in the wake of falling tax receipts. In all, issuance was up strongly in the last six months of the period relative to recent years.

    This uncertain environment has been a boon for money market funds. Investors have become increasingly conservative in their asset allocations out of concern for the near-term future, and as a result have poured money into these vehicles. Asset levels have risen to new highs in recent months, with money-market fund assets topping a record $2.3 trillion at one point.

Q   HOW DID THE FUND PERFORM
    IN THIS ENVIRONMENT?

A   For the 12 months ended June 30,
2002, the fund generated a total return of 0.94 percent. The fund's seven-day current yield for the same period was 1.05 percent. Because income from the fund is exempt from federal income tax, its seven-day current yield was the equivalent of a taxable yield of 1.53 percent for shareholders in the 38.6 percent federal income-tax bracket. The yield reflects the current earnings of the fund more closely than the total return calculation. Total return assumes reinvestment of all distributions for the 12-month period ended June 30, 2002. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Past performance is no guarantee of future results. An investment in a money market is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund.

Q   WHAT STRATEGIES DID YOU USE
    TO MANAGE THE FUND?

A   With the markets in turmoil and
such low visibility on the direction of the economy in the near future, our primary policy has been to keep the fund in a fairly neutral position. We avoided taking any unduly large positions that might jeopardize performance in the event of an unexpected shift in the economy or markets, and kept the portfolio well-diversified across issuers and sectors.

    The uncertain economic picture also led us to maintain our longstanding policy of attempting to shield shareholders from credit risk. Our purchases were limited to securities from the most highly rated issuers (generally those rated SP-1/ MIG1 or higher by a nationally recognized rating agency). Our emphasis was on bonds that offered both liquidity and yields that matched our conservative investment profile.

    As it has in the past, the fund's relatively small size was a boon in terms of our ability to find attractively priced securities. Larger funds tend to be constrained to purchasing large issues that are widely followed by institutional investors. We believe as a smaller fund, we are generally not subject to these constraints and as a result can exploit smaller lots that are not on the larger players' radar screens. These securities, which are often of very high credit quality, usually offer higher yields to entice buyers.

    In a recent example of this type of purchase, we bought a relatively small block of general obligation bonds issued by the South Texas School District. These high-quality bonds carried a top-tier rating and yet offered a slight yield advantage over larger issues to compensate for the bond's relatively small float. The fund's size allowed us to build a 2 percent position in this issue.

    Keep in mind there is no guarantee that the fund will continue to hold these securities in the future.

Q   WHAT IS YOUR OUTLOOK FOR
    THE FUND AND THE MARKETS IN THE COMING MONTHS?

A   At this point, our outlook is
neither optimistic nor pessimistic. We will continue to be cautiously watchful of developments in the markets and the economy as they unfold. While the

Fed will likely turn to a tightening posture once the economy picks up steam, it is looking increasingly likely that any recovery will come later than it was initially expected by most market participants. As a result, we will maintain our vigilant stance until clearer signs of the economy's near-term direction emerge.

                           ANNUAL HOUSEHOLDING NOTICE

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

GLOSSARY OF TERMS

A HELPFUL GUIDE TO SOME OF THE COMMON TERMS YOU'RE LIKELY TO SEE IN THIS REPORT AND OTHER FINANCIAL PUBLICATIONS.

DIVERSIFICATION: A method of portfolio allocation and management aimed at balancing investment risk and return; a balanced portfolio may combine stocks, bonds and cash equivalents.

FEDERAL FUNDS RATE: The interest rate charged by one financial institution lending federal funds to another. The Federal Reserve Board adjusts the federal funds rate to affect the direction of interest rates.

FEDERAL RESERVE BOARD (THE FED): The governing body of the Federal Reserve System, which is the central bank of the United States. Its policy-making committee, called the Federal Open Market Committee, meets at least eight times a year to establish monetary policy and monitor the economic pulse of the United States.

LIQUIDITY: The ease with which an investor can buy or sell a security at a reasonable price.

NET ASSET VALUE (NAV): The value of a mutual fund share, calculated by deducting a fund's liabilities from the total assets in its portfolio and dividing this amount by the number of shares outstanding. The NAV does not include any initial or contingent deferred sales charges.

YIELD: The annual rate of return on an investment, expressed as a percentage.

                        BY THE NUMBERS

YOUR FUND'S INVESTMENTS

June 30, 2002
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                  DISCOUNT
                                                                  YIELD ON
                                                                  DATE OF
                                                                  PURCHASE
PAR                                                                  OR
AMOUNT                                                 MATURITY    COUPON     AMORTIZED
(000)     DESCRIPTION                                    DATE       RATE        COST
          MUNICIPAL BONDS 99.7%
          7 DAY FLOATERS  40.3%
$1,500    Connecticut St Hlth & Ed Fac Auth Rev Yale
          Univ Ser U.................................. 07/03/02    1.000%    $ 1,500,000
 1,500    Floyd Cnty, GA Dev Auth Rev Berry College
          Inc Proj (LOC: SunTrust Bank)............... 07/03/02    1.250       1,500,000
 1,000    Franklin Cnty, TN Hlth & Ed Fac Univ of the
          South (LOC: SunTrust Bank).................. 07/03/02    1.250       1,000,000
 1,000    Gibson Cnty, IN Pollun Ctl Rev Toyota Mtr
          Mfg Proj Ser A.............................. 07/03/02    1.300       1,000,000
 1,175    Illinois Dev Fin Auth Rev American
          Osteopathic Assn (LOC: Harris Trust &
          Savings Bank)............................... 07/04/02    1.250       1,175,000
   500    Illinois Dev Fin Auth Rev Roosevelt Univ
          Proj (LOC: American Natl Bank & Trust of
          Chicago).................................... 07/03/02    1.250         500,000
 1,000    Illinois Dev Fin Auth Rev Roosevelt Univ Ser
          1995 (LOC: American Natl Bank & Trust of
          Chicago).................................... 07/03/02    1.250       1,000,000
 1,000    Louisiana Loc Govt Envir Fac Cmnty Dev Auth
          Rev Shreveport Indpt (MBIA Insd)............ 07/04/02    1.400       1,000,000
 1,500    Missouri High Ed Student Ln Auth (LOC: State
          Street Bank & Trust Co.).................... 07/03/02    1.250       1,500,000
 1,500    North Miami, FL Ed Fac Rev Miami Cntry Day
          Sch Proj (LOC: Bank of America)............. 07/04/02    1.300       1,500,000
   910    Quad Cities Regl Econ Dev Auth IL Indl Dev
          Rev Var Seaberg Inds Inc Proj (LOC: Wells
          Fargo Bank)................................. 07/04/02    1.450         910,000
 1,700    Seattle, WA Wtr Sys Rev (LOC: Bayeriche
          Landesbank Girozent)........................ 07/03/02    1.200       1,700,000
 1,500    Washington St Hsg Fin Comm Multi-Family Mtg
          Rev Rfdg (LOC: Harris Trust & Savings
          Bank)....................................... 07/02/02    1.450       1,500,000
                                                                             -----------
          TOTAL 7 DAY FLOATERS............................................    15,785,000
                                                                             -----------
          DAILY VARIABLE RATE SECURITIES  38.0%
 2,000    Delaware Cnty, PA Indl Dev Auth Dates United
          Parcel Svc Proj............................. 07/01/02    1.900       2,000,000
 1,800    Farmington, NM Pollutn Ctl Rev AZ Pub Ser Co
          Ser B Rfdg (LOC: Barclays Bank)............. 07/01/02    1.800       1,800,000

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2002

                                                                  DISCOUNT
                                                                  YIELD ON
                                                                  DATE OF
                                                                  PURCHASE
PAR                                                                  OR
AMOUNT                                                 MATURITY    COUPON     AMORTIZED
(000)     DESCRIPTION                                    DATE       RATE        COST
          DAILY VARIABLE RATE SECURITIES (CONTINUED)
$1,765    Iowa Fin Auth Rev Burlington Med Ctr (FSA
          Insd)....................................... 07/01/02    1.900%    $ 1,765,000
 1,425    Jackson Cnty, MS Port Fac Rev Chevron USA
          Inc. Proj Rfdg.............................. 07/01/02    1.850       1,425,000
 1,175    New York City, NY Ser B (FGIC Insd)......... 07/01/02    1.750       1,175,000
 2,500    New York City, NY Ser B (FGIC Insd)......... 07/01/02    1.750       2,500,000
 2,410    Sullivan Cnty, TN Indl Dev Brd Pollutn Ctrl
          Rev (LOC: Union Bank of Switzerland)........ 07/01/02    1.900       2,410,000
 1,800    Uinta Cnty, WY Pollutn Ctl Rev Chevron USA
          Inc. Proj Rfdg.............................. 07/01/02    1.750       1,800,000
                                                                             -----------
          TOTAL DAILY VARIABLE RATE SECURITIES 38.0%......................    14,875,000
                                                                             -----------
          BONDS/NOTES  21.4%
   500    Arizona St Transn Brd Excise Tax Rev
          Maricopa Cnty Regl Area B (AMBAC Insd)...... 07/01/02    6.000         500,000
   500    Arlington, TX Rfdg.......................... 08/15/02    4.900         501,454
 1,600    Denver CO City & Cnty Rfdg Ser A............ 08/01/02    5.000       1,604,521
 1,390    Maryland St Dept of Transn.................. 10/15/02    5.000       1,404,023
 1,000    Minnesota St................................ 10/01/02    5.000       1,008,695
   800    Minnesota St................................ 10/01/02    5.600         807,265
   650    Shelby Cnty TN Pub Impt Ser A............... 06/01/03    5.625         673,403
   400    South TX Cmnty College Dist TX (AMBAC
          Insd)....................................... 08/15/02    8.500         403,335
 1,500    Texas St Tax & Rev Antic.................... 08/29/02    3.750       1,503,052
                                                                             -----------
          TOTAL BONDS/NOTES...............................................     8,405,748
                                                                             -----------
TOTAL INVESTMENTS  99.7% (a)..............................................    39,065,748
OTHER ASSETS IN EXCESS OF LIABILITIES  0.3%...............................       101,556
                                                                             -----------

NET ASSETS  100.0%........................................................   $39,167,304
                                                                             ===========

(a) At June 30, 2002, the cost is identical for both book and federal income tax purposes.

AMBAC--AMBAC Indemnity Corp.
FGIC--Financial Guaranty Insurance Co.
FSA--Financial Security Assurance Inc.
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance Corp.
See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
June 30, 2002

ASSETS:
Total Investments, at amortized cost which approximates
  market value..............................................  $39,065,748
Cash........................................................        9,551
Receivables:
  Interest..................................................      194,236
  Fund Shares Sold..........................................       40,095
Other.......................................................       91,038
                                                              -----------
    Total Assets............................................   39,400,668
                                                              -----------
LIABILITIES:
Payables:
  Shareholder Reports.......................................       30,455
  Distributor and Affiliates................................       28,512
  Fund Shares Repurchased...................................       15,737
  Income Distributions......................................        8,999
Trustees' Deferred Compensation and Retirement Plans........      128,267
Accrued Expenses............................................       21,394
                                                              -----------
    Total Liabilities.......................................      233,364
                                                              -----------
NET ASSETS..................................................  $39,167,304
                                                              ===========
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $39,167,304
                                                              -----------
NET ASSETS
(Equivalent to $1.00 per share for 39,185,215 shares
  outstanding)..............................................  $39,167,304
                                                              ===========

                                               See Notes to Financial Statements

Statement of Operations
For the Year Ended June 30, 2002

INVESTMENT INCOME:
Interest....................................................  $644,892
                                                              --------
EXPENSES:
Investment Advisory Fee.....................................   172,710
Distribution (12b-1) and Service Fees.......................    86,155
Shareholder Services........................................    65,463
Shareholder Reports.........................................    45,179
Registration and Filing Fees................................    30,573
Legal.......................................................    21,760
Trustees' Fees and Related Expenses.........................    18,385
Custody.....................................................     8,192
Other.......................................................    44,037
                                                              --------
    Total Expenses..........................................   492,454
    Investment Advisory Fee Reduction.......................   172,710
    Less Credits Earned on Cash Balances....................     3,677
                                                              --------
    Net Expenses............................................   316,067
                                                              --------
NET INVESTMENT INCOME.......................................  $328,825
                                                              ========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $328,825
                                                              ========

See Notes to Financial Statements

Statements of Changes in Net Assets

                                                         YEAR ENDED       YEAR ENDED
                                                        JUNE 30, 2002    JUNE 30, 2001
                                                        ------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...............................    $     328,825    $   1,004,025
Distributions from Net Investment Income............         (328,825)      (1,004,025)
                                                        -------------    -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES........................................              -0-              -0-
                                                        -------------    -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...........................      121,391,801      123,808,898
Net Asset Value of Shares Issued Through Dividend
  Reinvestment......................................          328,825        1,004,025
Cost of Shares Repurchased..........................     (130,502,791)    (113,124,219)
                                                        -------------    -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..       (8,782,165)      11,688,704
                                                        -------------    -------------
TOTAL INCREASE/DECREASE IN NET ASSETS...............       (8,782,165)      11,688,704
NET ASSETS:
Beginning of the Period.............................       47,949,469       36,260,765
                                                        -------------    -------------
End of the Period...................................    $  39,167,304    $  47,949,469
                                                        =============    =============

                                               See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                       YEAR ENDED JUNE 30,
                                              -------------------------------------
                                              2002    2001    2000    1999    1998
                                              -------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $1.00   $1.00   $1.00   $1.00   $1.00
                                              -----   -----   -----   -----   -----
Net Investment Income.......................    .01     .03     .03     .03     .03
Less Distributions from Net Investment
  Income....................................    .01     .03     .03     .03     .03
                                              -----   -----   -----   -----   -----
NET ASSET VALUE, END OF THE PERIOD..........  $1.00   $1.00   $1.00   $1.00   $1.00
                                              =====   =====   =====   =====   =====

Total Return* (a)...........................  0.94%   3.25%   2.88%   2.55%   2.93%
Net Assets at End of the Period (In
  millions).................................  $39.2   $47.9   $36.3   $33.5   $32.0
Ratio of Expenses to Average Net
  Assets* (b)...............................   .93%    .82%    .88%    .84%    .83%
Ratio of Net Investment Income to Average
  Net Assets*...............................   .95%   3.18%   2.84%   2.53%   2.89%
 * If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
  Assets (b)................................  1.43%   1.32%   1.38%   1.34%   1.40%
Ratio of Net Investment Income to Average
  Net Assets................................   .45%   2.68%   2.34%   2.03%   2.32%

(a) Assumes reinvestment of all distributions for the period and includes combined Rule 12b-1 fees and service fees of up to .25%.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% and .02% for the years ended June 30, 2002 and 2001, respectively.

See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

June 30, 2002

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Tax Free Money Fund (the "Fund") is organized as a Delaware business trust. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide investors with a high level of current income exempt from federal income taxes consistent with the preservation of capital and liquidity through investments in a diversified portfolio of municipal securities that will mature within twelve months of the date of purchase. The Fund commenced investment operations on November 5, 1986.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio investment is valued at cost and any discount is accreted and any premium is amortized on a straight-line basis to the maturity of the investment.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Interest income is recorded on an accrual basis.

C. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

D. DISTRIBUTION OF INCOME AND GAINS The Fund declares dividends from net investment income daily and automatically reinvests such dividends daily. Net realized gains, if any, are distributed annually. Shareholders can elect to receive the cash equivalent of their daily dividends at each month end.

E. EXPENSE REDUCTIONS During the year ended June 30, 2002, the Fund's custody fee was reduced by $3,677 as a result of credits earned on cash balances.

NOTES TO
FINANCIAL STATEMENTS

June 30, 2002

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .500%
Next $500 million...........................................       .475%
Next $500 million...........................................       .425%
Over $1.5 billion...........................................       .375%

    For the year ended June 30, 2002, the Adviser voluntarily waived $172,710 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the year ended June 30, 2002, the Fund recognized expenses of approximately $1,500, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended June 30, 2002, the Fund recognized expenses of approximately $33,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended June 30, 2002, the Fund recognized expenses of approximately $48,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the

NOTES TO
FINANCIAL STATEMENTS

June 30, 2002

trustees. Investments in such funds of $86,134 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2002. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At June 30, 2002 and 2001, capital aggregated $39,167,304 and $47,949,469, respectively. Transactions in shares were as follows:

                                                          YEAR ENDED       YEAR ENDED
                                                         JUNE 30, 2002    JUNE 30, 2001
Beginning Shares.......................................    47,967,380       36,278,684
                                                         ------------     ------------
Shares Sold............................................   121,391,801      123,808,898
Shares Issued Through Dividend Reinvestment............       328,825        1,004,017
Shares Repurchased.....................................  (130,502,791)    (113,124,219)
                                                         ------------     ------------
Net Change in Shares Outstanding.......................    (8,782,165)      11,688,696
                                                         ------------     ------------
Ending Shares..........................................    39,185,215       47,967,380
                                                         ============     ============

4. DISTRIBUTION AND SERVICE PLANS

The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts. Annual fees under the Plans of up to .25% of the Fund's average net assets are accrued daily. Included in these fees for the year ended June 30, 2002, are payments retained by Van Kampen of approximately $22,700 and payments made to Morgan Stanley DW, Inc., an affiliate of the Adviser, of approximately $200.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen Tax Free Money Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Van Kampen Tax Free Money Fund (the "Fund"), as of June 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for each of the two years in the period ended June 30, 1999 were audited by other auditors whose report dated July 28, 1999 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
Chicago, Illinois
August 6, 2002

           VAN KAMPEN INVESTMENTS

THE VAN KAMPEN
FAMILY OF FUNDS

Growth

   Aggressive Growth
   American Value
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Growth
   Small Cap Value
   Tax Managed Equity Growth
   Technology

Growth and Income

   Comstock
   Equity and Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value
   Value Opportunities

Global/International

   Asian Equity
   Emerging Markets
   European Value Equity
   Global Equity Allocation
   Global Franchise
   Global Value Equity
   International Advantage
   International Magnum
   Latin American
   Worldwide High Income

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   Limited Maturity Government
   U.S. Government
   U.S. Government Trust for Income*

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Prime Rate Income Trust
   Senior Floating Rate

Tax Free

   California Insured Tax Free
   Florida Insured Tax Free Income*
   High Yield Municipal**
   Insured Tax Free Income
   Intermediate Term Municipal
     Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Strategic Municipal Income

For more complete information, including risk considerations, fees, sales charges and ongoing expenses, please contact your financial advisor for a prospectus. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- visit our Web site at
  VANKAMPEN.COM--
  to view a prospectus, select
  Download Prospectus                                            [COMPUTER ICON]

- call us at (800) 847-2424
  Telecommunications Device
  for the Deaf (TDD) users,
  call (800) 421-2833.

                                                                    [PHONE ICON]

- e-mail us by visiting
  VANKAMPEN.COM and
  selecting Contact Us

                                                            [MAIL ICON]

 * Closed to new investors

** Open to new investors for a limited time

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN TAX FREE MONEY FUND

BOARD OF TRUSTEES

J. MILES BRANAGAN
JERRY D. CHOATE
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 218256
Kansas City, Missouri 64121-8256

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL
SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended June 30, 2002. The Fund designated 100% of the income distributions as a tax-exempt income distribution. In January, the Fund will provide tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers." The term "Fund Complex" includes each of the investment companies advised by the Advisers or their affiliates. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
J. Miles Branagan (70)        Trustee      Trustee     Private investor.              57
1632 Morning Mountain Road                 since 1991  Trustee/Director of funds
Raleigh, NC 27614                                      in the Fund Complex.
                                                       Co-founder, and prior to
                                                       August 1996, Chairman,
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (63)          Trustee      Trustee     Trustee/Director of funds      57       Director of Amgen Inc., a
53 Monarch Bay Drive                       since 1999  in the Fund Complex.                    biotechnological company,
Dana Point, CA 92629                                   Prior to January 1999,                  and Director of Valero
                                                       Chairman and Chief                      Energy Corporation, an
                                                       Executive Officer of the                independent refining
                                                       Allstate Corporation                    company.
                                                       ("Allstate") and Allstate
                                                       Insurance Company. Prior
                                                       to January 1995,
                                                       President and Chief
                                                       Executive Officer of
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

Linda Hutton Heagy (54)       Trustee      Trustee     Regional Managing Partner      57
Sears Tower                                since 1995  of Heidrick & Struggles,
233 South Wacker Drive                                 an executive search firm.
Suite 7000                                             Trustee/ Director of
Chicago, IL 60606                                      funds in the Fund
                                                       Complex. Trustee on the
                                                       University of Chicago
                                                       Hospitals Board, Vice
                                                       Chair of the Board of the
                                                       YMCA of Metropolitan
                                                       Chicago and a member of
                                                       the Women's Board of the
                                                       University of Chicago.
                                                       Prior to 1997, Partner,
                                                       Ray & Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Formerly,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a
                                                       Dutch bank holding
                                                       company. Prior to 1992,
                                                       Executive Vice President
                                                       of La Salle National
                                                       Bank.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (50)         Trustee      Trustee     Director and President,        57
1744 R Street, N.W.                        since 1995  German Marshall Fund of
Washington, D.C. 20009                                 the United States, an
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans.
                                                       Trustee/Director of funds
                                                       in the Fund Complex.
                                                       Formerly, advisor to the
                                                       Dennis Trading Group
                                                       Inc., a managed futures
                                                       and option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Jack E. Nelson (66)           Trustee      Trustee     President, Nelson              57
423 Country Club Drive                     since 1995  Investment Planning
Winter Park, FL 32789                                  Services, Inc., a
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President, Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the National
                                                       Association of Securities
                                                       Dealers, Inc. and
                                                       Securities Investors
                                                       Protection Corp. Trustee/
                                                       Director of funds in the
                                                       Fund Complex.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey (60)       Trustee      Trustee     Chief Communications           57       Director of Neurogen
2101 Constitution Ave., N.W.               since 1999  Officer of the National                 Corporation, a
Room 285                                               Academy of                              pharmaceutical company,
Washington, D.C. 20418                                 Sciences/National                       since January 1998.
                                                       Research Council, an
                                                       independent, federally
                                                       chartered policy
                                                       institution, since 2001
                                                       and previously Chief
                                                       Operations Officer from
                                                       1993-2001.
                                                       Trustee/Director of funds
                                                       in the Fund Complex.
                                                       Director of the Institute
                                                       for Defense Analyses, a
                                                       federally funded research
                                                       and development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Trustee of
                                                       Colorado College and Vice
                                                       Chair of the Board of the
                                                       Council for Excellence in
                                                       Government. Prior to
                                                       1993, Executive Director
                                                       of the Commission on
                                                       Behavioral and Social
                                                       Sciences and Education at
                                                       the National Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (49)       Trustee      Trustee     President and Chief            57
1221 Avenue of the Americas                since 1999  Operating Officer of
21st Floor                                             Morgan Stanley Investment
New York, NY 10020                                     Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman and
                                                       Chief Executive Officer
                                                       since June 1998, and
                                                       Director since January
                                                       1998 of Morgan Stanley
                                                       Trust. Director of
                                                       various Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Trustee/Director of funds
                                                       in the Fund Complex.
                                                       Previously Chief
                                                       Strategic Officer of
                                                       Morgan Stanley Investment
                                                       Advisors Inc. and Morgan
                                                       Stanley Services Company
                                                       Inc. and Executive Vice
                                                       President of Morgan
                                                       Stanley Distributors Inc.
                                                       April 1997-June 1998,
                                                       Vice President of the
                                                       Morgan Stanley Funds May
                                                       1997-April 1999, and
                                                       Executive Vice President
                                                       of Dean Witter, Discover
                                                       & Co. prior to May 1997.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (56)  Trustee and  Trustee     Chairman, President,           94
1 Parkview Plaza              President    since 1999  Chief Executive Officer,
P.O. Box 5555                                          Director and Managing
Oakbrook Terrace, IL 60181                             Director of Van Kampen
                                                       Investments. Chairman,
                                                       Director and Chief
                                                       Executive Officer of the
                                                       Advisers, the Distributor
                                                       and Van Kampen Advisors
                                                       Inc. since 1998. Managing
                                                       Director of the Advisers,
                                                       the Distributor and Van
                                                       Kampen Advisors Inc.
                                                       since July 2001. Director
                                                       and Officer of certain
                                                       other subsidiaries of Van
                                                       Kampen Investments. Chief
                                                       Sales and Marketing
                                                       Officer of Morgan Stanley
                                                       Asset Management Inc.
                                                       Trustee/Director and
                                                       President or Trustee,
                                                       President and Chairman of
                                                       the Board of funds in the
                                                       Fund Complex. Prior to
                                                       May 1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (63)         Trustee      Trustee     Partner in the law firm        94
333 West Wacker Drive                      since 1995  of Skadden, Arps, Slate,
Chicago, IL 60606                                      Meagher & Flom
                                                       (Illinois), legal counsel
                                                       to funds in the Fund
                                                       Complex. Trustee/
                                                       Director/Managing General
                                                       Partner of funds in the
                                                       Fund Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Advisers by reason of their positions with Morgan Stanley or its affiliates.

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (61)          Vice President           Officer     Managing Director and Chief Investment Officer of Van Kampen
2800 Post Oak Blvd.                                    since 1998  Investments, and Managing Director and President of the
45th Floor                                                         Advisers and Van Kampen Advisors Inc. Executive Vice
Houston, TX 77056                                                  President and Chief Investment Officer of funds in the Fund
                                                                   Complex. Prior to December 2000, Executive Vice President
                                                                   and Chief Investment Officer of Van Kampen Investments, and
                                                                   President and Chief Operating Officer of the Advisers. Prior
                                                                   to April 2000, Executive Vice President and Chief Investment
                                                                   Officer for Equity Investments of the Advisers. Prior to
                                                                   October 1998, Vice President and Senior Portfolio Manager
                                                                   with AIM Capital Management, Inc. Prior to February 1998,
                                                                   Senior Vice President and Portfolio Manager of Van Kampen
                                                                   American Capital Asset Management, Inc., Van Kampen American
                                                                   Capital Investment Advisory Corp. and Van Kampen American
                                                                   Capital Management, Inc.

Joseph J. McAlinden (59)      Chief Investment         Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   Officer                  since 2002  Stanley Investment Advisors Inc. and Director of Morgan
New York, NY 10020                                                 Stanley Trust for over 5 years.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

A. Thomas Smith III (45)      Vice President and       Officer     Managing Director and Director of Van Kampen Investments,
1221 Avenue of the Americas   Secretary                since 1999  Director of the Advisers, Van Kampen Advisors Inc., the
22nd Floor                                                         Distributor, Investor Services and certain other
New York, NY 10020                                                 subsidiaries of Van Kampen Investments. Managing Director
                                                                   and General Counsel-Mutual Funds of Morgan Stanley
                                                                   Investment Advisors, Inc. Vice President or Principal Legal
                                                                   Officer and Secretary of funds in the Fund Complex. Prior to
                                                                   July 2001, Managing Director, General Counsel, Secretary and
                                                                   Director of Van Kampen Investments, the Advisers, the
                                                                   Distributor, Investor Services, and certain other
                                                                   subsidiaries of Van Kampen Investments. Prior to December
                                                                   2000, Executive Vice President, General Counsel, Secretary
                                                                   and Director of Van Kampen Investments, the Advisers, Van
                                                                   Kampen Advisors Inc., the Distributor, Investor Services and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior to January 1999, Vice President and Associate General
                                                                   Counsel to New York Life Insurance Company ("New York
                                                                   Life"), and prior to March 1997, Associate General Counsel of New York Life. Prior to December 1993, Assistant General
                                                                   Counsel of The Dreyfus Corporation. Prior to August 1991,
                                                                   Senior Associate, Willkie Farr & Gallagher. Prior to January
                                                                   1989, Staff Attorney at the Securities and Exchange
                                                                   Commission, Division of Investment Management, Office of
                                                                   Chief Counsel.

John R. Reynoldson (49)       Vice President           Officer     Executive Director of the Advisers and Van Kampen Advisors
1 Parkview Plaza                                       since 2000  Inc. Vice President of funds in the Fund Complex. Prior to
Oakbrook Terrace, IL 60181                                         July 2001, Principal and Co-head of the Fixed Income
                                                                   Department of the Advisers and Van Kampen Advisors Inc.
                                                                   Prior to December 2000, Senior Vice President of the
                                                                   Advisers and Van Kampen Advisors Inc. Prior to May 2000, he
                                                                   managed the investment grade taxable group for the Advisers since July 1999. From July 1988 to June 1999, he managed the government securities bond group for Asset Management. Mr.
                                                                   Reynoldson has been with Asset Management since April 1987.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John L. Sullivan (47)         Vice President, Chief    Officer     Executive Director of Van Kampen Investments, the Advisers
1 Parkview Plaza              Financial Officer and    since 1989  and Van Kampen Advisors Inc. Vice President, Chief Financial
Oakbrook Terrace, IL 60181    Treasurer                            Officer and Treasurer of funds in the Fund Complex. Head of
                                                                   Fund Accounting for Morgan Stanley Investment Management.

John H. Zimmermann, III (44)  Vice President           Officer     Managing Director and Director of Van Kampen Investments,
Harborside Financial Center                            since 2000  and Managing Director, President and Director of the
Plaza 2 - 7th Floor                                                Distributor. Vice President of funds in the Fund Complex.
Jersey City, NJ 07311                                              Prior to December 2000, President of Van Kampen Insurance
                                                                   Agency of Illinois Inc., and Senior Vice President and
                                                                   Director of Van Kampen Investments. From November 1992 to
                                                                   December 1997, Mr. Zimmermann was Senior Vice President of
                                                                   the Distributor.

Van Kampen
Privacy Notice

The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2002 Van Kampen Funds Inc. All rights reserved.
88                                                             Member NASD/SIPC.
TFMM ANR 8/02                                                    6943H02-AP-8/02